Trade And Unbilled Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 723,538	$ 562,616
Unbilled receivables	516,469	386,035
Less – allowance for doubtful accounts	(7,416)	(6,738)
Trade and unbilled receivables, net	1,232,591	941,913
Includes receivables due from affiliated companies	84,969	76,598
Israeli Ministry Of Defense
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	$ 498,464	$ 520,176